Borrowings - Disclosure of Interest Bearing Borrowings (Details) R in Millions, $ in Millions									12 Months Ended
	Oct. 08, 2020 ZAR (R)	Oct. 08, 2020 USD ($)	Oct. 06, 2020 ZAR (R)	Jul. 08, 2020 ZAR (R)	Jul. 08, 2020 USD ($)	Jul. 06, 2020 ZAR (R)	Jul. 02, 2020 ZAR (R)	Jul. 02, 2020 USD ($)	Jun. 30, 2020 ZAR (R)	Jun. 30, 2019 ZAR (R)	Jun. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Nov. 30, 2018 ZAR (R)	Jul. 31, 2018 USD ($)	Jun. 30, 2018 ZAR (R)	Oct. 31, 2017 USD ($)	Jul. 31, 2017 USD ($)	Feb. 28, 2017 ZAR (R)
Non-current borrowings
Balance at beginning of year									R 5,826
Total non-current borrowings									7,463	R 5,826
Current borrowings
Balance at beginning of year									89
Total current borrowings									255	89
Total interest-bearing borrowings									7,718	5,915
Undrawn committed borrowing facilities									1,366	1,277					R 845
R1 billion revolving credit facility
Non-current borrowings
Maximum borrowing capacity									1,000
Balance at beginning of year									0	497
Draw down									0	500
Refinancing									0	997
Total non-current borrowings									0	0
Current borrowings
Balance at beginning of year									0	3
Refinancing									0	(3)
Total current borrowings									0	0
Line of Credit Facility - Borrowing Matured																		R 1,000
R2 billion facility
Non-current borrowings
Maximum borrowing capacity									2,000				R 2,000
Balance at beginning of year									1,489	0
Draw down									1,100	700
Repayments			R (600)			R (300)			(1,100)	(200)
Refinancing									0	1,000
Issue cost									0	(16)
Amortisation of issue costs									12	5
Transferred to current liabilities									(150)	0
Total non-current borrowings									1,351	1,489
Current borrowings
Balance at beginning of year									0
Transferred from non-current liabilities									150	0
Total current borrowings									150	0
Westpac fleet loan
Non-current borrowings
Maximum borrowing capacity | $														$ 24
Balance at beginning of year									194	0
Draw down									0	322
Repayments									(96)	(64)
Transferred to current liabilities									(16)	(89)
Translation									50	25
Total non-current borrowings									132	194
Current borrowings
Balance at beginning of year									89	0
Transferred from non-current liabilities									16	89
Total current borrowings									105	89
US$350 million facility
Non-current borrowings
Maximum borrowing capacity | $											$ 350
Balance at beginning of year									4,143	4,427
Repayments									(4,465)	(422)
Amortisation of issue costs									24	44
Translation									298	94
Total non-current borrowings									0	4,143
Current borrowings
Line of Credit Facility - Borrowing Matured | $																	$ 350
US$400 million facility
Non-current borrowings
Maximum borrowing capacity | $											400	$ 400
Balance at beginning of year									0
Draw down									5,441	0
Repayments	R (497)	$ (30)		R (339)	$ (20)		R (340)	$ (20)
Issue cost									(95)	0
Amortisation of issue costs									12	0
Translation									622	0
Total non-current borrowings									5,980	0
US$200 million bridge loan
Non-current borrowings
Maximum borrowing capacity | $											$ 200
Translation									0	(20)
Current borrowings
Balance at beginning of year									0	687
Repayments									0	(667)
Total current borrowings									0	0
Line of Credit Facility - Borrowing Matured | $																$ 200
Current
Current borrowings
Balance at beginning of year									89
Total current borrowings									255	89
Undrawn committed borrowing facilities									0	0
Between one to two years
Non-current borrowings
Balance at beginning of year									4,232
Total non-current borrowings									405	4,232
Between two to four years
Non-current borrowings
Balance at beginning of year									1,594
Total non-current borrowings									7,058	1,594
Expiring after one year
Current borrowings
Undrawn committed borrowing facilities									R 1,366	R 1,277